Ancora Income Fund
Investment Objective
Ancora Income Fund (the “Fund”) has an investment objective of obtaining a high level of income, with a secondary objective of capital appreciation in the value of its shares.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ancora Income Fund	Class I	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ancora Income Fund		Class I	Class S [1]
Management Fees		1.00%	1.00%
Distribution/Service (12b-1) Fees		none	none
Shareholder Service Fees		0.01%	none
Remainder of Other Expenses		0.40%	0.40%
Other Expenses		0.41%	0.40%
Acquired Fund Fees and Expenses	[2]	0.54%	0.54%
Total Annual Fund Operating Expenses		1.95%	1.95%
Fee Waiver	[3]	(0.135%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.815%	1.54%
[1]	Other Expenses and Acquired Fund Fees and Expenses for Class S shares are based on estimated amounts. Class S shares were not offered prior to the date of this prospectus.
[2]	These fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus.
[3]	The Advisor and the Trust have entered into a fee waiver agreement whereby the Advisor has contractually agreed to waive a portion of its fees in order to limit total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and dividend expenses relating to short sales, interest, taxes, and brokerage commissions) to 1.285% for Class I shares and 1.00% for Class S shares. These fee waivers will remain in effect until at least April 30, 2019 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Fund's expenses, together with the amount recovered, do not exceed the applicable expense limitation. See "Fund Details - Investment Advisor" for details on this fee waiver agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% annual return, maximum sales charges are applied and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ancora Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class I	199	615	1,057	2,285
Class S	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During 2017, the Fund’s portfolio turnover rate was 54.84% of the average value of its whole portfolio.

Principal Investment Strategies

The Fund pursues its income objective by investing primarily in income-producing securities (such as debt securities, preferred stocks, high dividend-bearing common shares, common and preferred shares of closed-end investment companies (also known as “closed-end funds”) and shares of exchange-traded funds (“ETF’s”) having portfolios consisting primarily of income-producing securities). Under normal circumstances, at least 80% of the assets of the Fund will be invested in income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares (“convertible securities”).  The Fund will pursue its capital appreciation objective by investing in shares of closed-end funds and convertible securities of large, small and mid-sized companies. The Fund will invest only in securities of companies with market capitalizations of more than $500 million, except that the Fund may invest in closed-end funds with market capitalizations of less than that amount.

The Fund will alter the composition of its portfolio as economic and market trends change. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline.  The Fund may invest in debt securities of any maturity, but average maturity generally will not exceed 15 years.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor’s Corporation rating service, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s Corporation and/or (ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower.  Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are usually considered lower-rated securities and have speculative characteristics.  Please refer to Appendix A of this Prospectus for a description of these ratings.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments that incorporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

Principal Risks

Volatility. The value of securities in the Fund’s portfolio may go down. The Fund’s portfolio will reflect changes in the prices of individual portfolio securities or general changes in securities valuations. Consequently, the Fund’s share price may decline and investors could lose their money.

Debt Securities Risks. The Fund’s portfolio will also be exposed to the following additional risks in connection with its investments in debt securities and in closed-end funds which invest primarily in debt securities:

•	An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund will lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.
•	Securities rated below investment grade, also known as junk bonds, are speculative and generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Interest Rate Risk. Prices of debt securities and other fixed income securities may fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities and other fixed income securities fall. The net asset value of the Fund may decrease during periods of rising interest rates.

Closed-End Funds and ETF’s. The shares of many closed-end funds frequently trade at a price per share which is less than the net asset value per share, the difference representing the “market discount” of such shares. The Fund may purchase shares of closed-end funds which trade at a market discount.  However, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.

ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.

The closed-end funds and ETF’s in which the Fund invests typically pay an advisory fee for the management of their portfolios, as well as other expenses.  Therefore, the investment by the Fund in closed-end funds or EFT’s often results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication.

In addition, since these closed-end funds and ETF’s invest in debt securities, they are subject to the same risks described above in “Debt Securities Risks.”

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Such investments involve the following additional risks:

•	Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund’s net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund’s assets denominated in that currency will decrease. Although these closed-end funds may enter into “hedging” transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund’s portfolio remains subject to this risk of loss.

There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets.  All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Large Companies. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive changes caused by technology or consumer preferences.

Small and Mid-Cap Companies. The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market and financial conditions. The small and mid cap companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it advisable to do so. As a result of these factors, securities of these small and mid cap companies may expose shareholders of the Fund to above average risk.

Annual Total Return

The bar chart and table provide some indication of the risks of an investment in the Fund by showing its performance from year to year and how Fund returns compare to a broad measure of market performance. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information with respect to the Fund is available at www.ancorafunds.com.

Total Returns as of 12/31 For Class I Shares Ancora Income Fund Performance As of 12/31 of Each Year

During the period shown in the bar chart, the highest return for a quarter was 18.51% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.0% (quarter ended September 30, 2008). Updated performance information is available at the Fund’s internet site at www.ancorafunds.com.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns assume the highest historical federal marginal income and capital gains tax rates and do not reflect the effect of state and local taxes. The after tax returns included in the table are only for Class I Shares. After tax returns for Class S Shares will vary from those for Class I Shares. After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns - Ancora Income Fund	1 Year	5 Years	10 Years
Class I	7.14%	5.03%	6.48%
Class I | After Taxes on Distributions	5.02%	2.17%	3.70%
Class I | After Taxes on Distributions and Sales	4.68%	2.56%	3.83%
Barclay’s Aggregate Index (reflects no deduction for fees, expenses, or taxes)	3.55%	2.10%	3.46%

Performance information for Class S shares is not shown because Class S shares were not offered prior to the date of this prospectus. Class S would have substantially similar returns to those shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.